Stock-Based Compensation - Summary of Share Grant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning (in shares)	0	108,710
Vested and issued (in shares)	0	0
Outstanding, ending (in shares)	0	0
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 0	$ 20.66
Vested and issued (in dollars per share)			$ 20.50
Outstanding, ending (in dollars per share)	$ 0	$ 0
Share Grant Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning (in shares)	2,616,351	3,100,165
Vested and issued (in shares)	(382,156)	(410,575)
Forfeited (in shares)	(82,617)	(73,239)
Outstanding, ending (in shares)	2,151,578	2,616,351
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.50	$ 20.50
Vested and issued (in dollars per share)	0	0
Forfeited (in dollars per share)	20.50	20.50
Outstanding, ending (in dollars per share)	$ 20.50	$ 20.50